35. FINANCIAL INSTRUMENTS (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Effect on the Income Statement - profit (loss)	$ 0.5	$ 0.0	$ (0.2)
USD
Disclosure of detailed information about financial instruments [line items]
Effect on the Income Statement - profit (loss)	(0.3)	(0.9)
CAD
Disclosure of detailed information about financial instruments [line items]
Effect on the Income Statement - profit (loss)	0.2	0.0
EUR
Disclosure of detailed information about financial instruments [line items]
Effect on the Income Statement - profit (loss)	$ 0.0	$ 0.5